Subsequent Events (Details) - USD ($)					6 Months Ended
		Jul. 30, 2026	Jul. 10, 2026	Apr. 13, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Line Items]
Ordinary shares, par value	[1]					$ 0.00025	$ 0.00025
Ordinary shares, shares issued	[1]					45,360,598	5,038,018
Shares issued				1
purchase price					$ 6,177,431
Subsequent Event [Member]
Subsequent Events [Line Items]
Unissued ordinary shares			9,999,996,559,336
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Events [Line Items]
Ordinary shares, par value		$ 0.1
Ordinary shares, shares issued		750,000
Aggregate amount of purchase		$ 30,000,000
Trading days		180 days
Floor price		$ 0.1
Closing price percentage		50.00%
Ordinary shares outstanding percentage		9.99%
Closing price per share		$ 1.01
Prepaid investments		$ 3,000,000
Shares issued		3,600,000
purchase price		$ 1,890,000
Subsequent Event [Member] | Placement Agency Agreement [Member]
Subsequent Events [Line Items]
Cash fee percentage		5.00%
Counsel fees and disbursements.		$ 50,000
Subsequent Event [Member] | Lew Capital Private Limited [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued			3,170,664
Subsequent Event [Member] | LYC Capital Private Limited [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued			270,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Ordinary shares, par value			$ 0.00025
Redesignated shares			10,000,000,000,000
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Redesignated shares			10,000,000,000,000
Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares, par value				$ 0.00025
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, par value			$ 0.00025
Redesignated shares			90,000,000,000,000
Redesignated shares value			$ 25,000,000,000
Maximum [Member] | Subsequent Event [Member] | Ordinary Shares [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate amount of purchase		3,000,000
Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares, par value				$ 0.00005
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, par value			$ 0.00025
Redesignated shares			200,000,000
Redesignated shares value			$ 50,000
Minimum [Member] | Subsequent Event [Member] | Ordinary Shares [Member] | Standby Equity Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate amount of purchase		$ 100,000

[1]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.